Financial instruments - disclosures (Tables)	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Schedule of Balance Sheet Exposure Credit Risk under Different Basel Approaches	The table below sets out the categories of the on-balance sheet exposures that are subject to the credit risk framework as set out in the Capital Adequacy Requirements (CAR) Guideline issued by OSFI under the different Basel approaches based on the carrying value of those exposures in our consolidated financial statements. The credit risk framework includes counterparty credit risk exposures arising from over-the-counter derivatives, repo-style transactions and trades cleared through CCPs, as well as securitization exposures. Items not subject to the credit risk framework include exposures that are subject to the market risk framework, amounts that are not subject to capital requirements or are subject to deduction from capital, and amounts relating to CIBC’s insurance subsidiaries, which are excluded from the scope of regulatory consolidation.

$ millions, as at October 31		AIRB approach	Standardized approach	Other credit risk (1)	Total subject to credit risk	Not subject to credit risk	Total consolidated balance sheet
2019	Cash and deposits with banks	$11,247	$3,840	$1,627	$16,714	$645	$17,359
	Securities	68,960	9,687	–	78,647	42,663	121,310
	Cash collateral on securities borrowed	3,663	1	–	3,664	–	3,664
	Securities purchased under resale agreements	56,111	–	–	56,111	–	56,111
	Loans	348,100	39,068	970	388,138	2,718	390,856
	Allowance for credit losses	(1,465)	(450)	–	(1,915)	–	(1,915)
	Derivative instruments	23,821	74	–	23,895	–	23,895
	Customers’ liability under acceptances	9,167	–	–	9,167	–	9,167
	Other assets	15,879	385	6,074	22,338	8,819	31,157
	Total credit exposures	$535,483	$52,605	$8,671	$596,759	$54,845	$651,604
2018	Total credit exposures	$485,004	$45,529	$8,692	$539,225	$57,874	$597,099
(1)
Includes credit risk exposures arising from other assets that are subject to the credit risk framework but are not included in the standardized or AIRB frameworks, including other balance sheet assets which are risk-weighted at 100%, significant investments in the capital of non-financial institutions, and amounts below the thresholds for capital deduction that
are risk-weighted at 250%.